UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

March 31, 2009

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  MAY 15, 2009


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	73
Form 13F Information Table Value Total:	$128,782

List of Other Included Managers:

No. 13F File Number		Name

 WALTER F. HARRISON, III            FORM 13F   AS OF MARCH 31, 2009
FORM 13F  Name of Reporting Manager : Walter F. Harrison III(SEC USE ONLY)Item
1:Item 2Item 3Item 4Item 5Item 6:Item 7:Item 8:Name of IssuerTitle of
ClassCUSIPFair MarketShares ofInvestment DiscretionManagersVoting Authority
(Shares)  NumberValuePrincipal (b) Shared See Instruc. V       Amount(a) SoleAs
Defined(c) Shared (a) Sole(b) Shared(c)
None                                          in Instr. VOther    ALLIANT
TECHSYSTEMS INC CMNCommon018804104         4,886,861              72,960
X  Walter HarrisonX  ALTRIA GROUP INC CMNCommon02209S103         1,851,207
115,556 X  Walter HarrisonX  AMAZON.COM INC CMNCommon023135106         1,086,912
14,800 X  Walter HarrisonX  AMERICAN TECHNOLOGY CORP (DEL) CMNCommon030145205
346,346            468,035 X  Walter HarrisonX  ANALOG DEVICES, INC.
CMNCommon032654105         1,493,425              77,500 X  Walter
HarrisonX  ANTHRACITE CAPITAL INC CMNCommon037023108              89,372
262,860 X  Walter HarrisonX  APPLE, INC. CMNCommon037833100         2,102,400
20,000 X  Walter HarrisonX  BANK OF AMERICA CORP CMNCommon060505104
            361,228

             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         4,044,496
           143,168
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
            907,760
             28,000
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
              14,237
             34,725
X


Walter Harrison
X


BJ SERVICES CO. CMN
Common
055482103
            785,055
             78,900
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS A
Common
111320107
         1,234,764
             61,800
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         1,181,004
             77,800
X


Walter Harrison
X


BURGER KING HOLDINGS, INC.
Common
121208201
         1,365,525
             59,500
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,745,170
           155,887
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
            582,489
             47,589
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
         5,906,891
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         4,999,137
           298,100
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         7,431,124
           270,321
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         2,096,156
           157,962
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         2,340,420
           205,300
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         5,168,400
             73,000
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
            541,080
           150,300
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
            745,752
             16,100
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
            999,600
             30,000
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
            871,965
           968,850
X


Walter Harrison
X


HOME DEPOT, INC
Common
437076102
         3,317,248
           140,800
X


Walter Harrison
X


ILLUMINA INC CMN
Common
452327109
         1,292,228
             34,700
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101
            241,120
           219,200
X


Walter Harrison
X


JPMORGAN CHASE & CO CMN
Common
46625H100
         1,966,920
             74,000
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
            138,688
           157,600
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         3,036,923
           136,246
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            548,732
           256,417
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            395,328
           113,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
            910,800
             90,000
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
            977,540
             74,000
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
            470,366
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
         1,071,200
             80,000
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         3,385,214
             65,950
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         1,472,356
             80,150
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         1,587,210
             19,100
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,014,917
             90,861
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         2,249,447
           196,802
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         3,745,008
           105,256
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,656,857
             55,100
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         3,134,724
           286,800
X


Walter Harrison
X


QUANTA SERVICES INC CMN
Common
74762E102
         1,392,105
             64,900
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
            407,130
           223,698
X


Walter Harrison
X


RADWARE LTD. CMN
Common
M81873107
              33,174
                5,700
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305
         1,241,187
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         3,616,445
           235,599
X


Walter Harrison
X


RESEARCH IN MOTION LIMITED CMN
Common
760975102
         1,276,056
             29,600
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                3,776
                     51
X


Walter Harrison
X


SALESFORCE.COM, INC CMN
Common
79466L302
            654,600
             20,000
X


Walter Harrison
X


SCHERING-PLOUGH CORP CMN
Common
806605101
         1,780,380
             75,600
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            702,032
             71,200
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         1,406,133
             51,300
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMN
Common
82481R106
            898,500
             25,000
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         1,805,600
             20,000
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
              55,957
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         7,954,208
           176,564
X


Walter Harrison
X


TIME WARNER CABLE INC. CMN CLASS A
Common
88732J108
            229,747
                9,264
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105
         2,441,328
           289,600
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         3,751,570
           256,781
X


Walter Harrison
X


UNITED STATES OIL FUND LP ETF
Common
91232N108
         2,826,565
             97,300
X


Walter Harrison
X


VISA INC.
Common
92826C839
         1,167,600
             21,000
X


Walter Harrison
X


VMWARE INC. CMN CLASS A
Common
928563402
         1,181,000
             50,000
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         1,708,650
             45,000
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         2,615,800
           118,900
X


Walter Harrison
X


WPT ENTERPRISES, INC. CMN
Common
98211W108
              68,779
           122,819
X


Walter Harrison
X


WTS/DIME BANCORP INC 0.0000 EXP01/01/2059 LITIGATION TRACKING
Common
25429Q110
                2,855
           190,339
X


Walter Harrison
X


WYNN RESORTS, LIMITED CMN
Common
983134107
            768,845
             38,500
X


Walter Harrison
X


Total Market Value


128,781,624








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